RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

12. RELATED PARTY TRANSACTIONS AND BALANCES

(1)	The relationships between the Group and major related parties are as follows:

Name of the related party	Relationship
Daqo Group Co., Ltd. (“Daqo Group”)	Daqo Group and the Group are controlled by same group of shareholders
Zhenjiang Daqo Solar Co. Ltd.(“Zhenjiang Daqo”)	An affiliated company controlled by Daqo Group
Daqo Solar Co. Ltd (“Daqo Solar”)	An affiliated company controlled by Daqo Group
Daqo New Material Co., Ltd. (“Daqo New Material”)	An affiliated company controlled by Daqo Group
Chongqing Daqo Tailai Electric Co., Ltd. (“Chongqing Daqo Tailai”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Transformer Systems Co., Ltd. (“Nanjing Daqo Transformer”)	An affiliated company controlled by Daqo Group
Jiangsu Daqo Changjiang Electric Co., Ltd. (“Jiangsu Daqo”)	An affiliated company controlled by Daqo Group
Nanjing Daqo Electric Co., Ltd. (“Nanjing Daqo Electric”)	An affiliated company controlled by Daqo Group
Zhenjiang Electric Equipment Co., Ltd. (“Zhenjiang Electric”)	An affiliated company controlled by Daqo Group
Daqo Investment Co.,Ltd.(“Daqo Investment”)	An affiliated company controlled by Daqo Group
Zhenjiang Moeller Electric Appliance Co., Ltd.(“Zhenjiang Moeller”)	An affiliated company controlled by Daqo Group
Zhenjiang Daqo Intelligent Electric Co., Ltd ("Zhenjiang Daqo Intelligent")	An affiliated company controlled by Daqo Group

(2)	Related party balances:

The balances due from related parties– short term portion of continuing and discontinued operations are as follows:

	December 31,
	2021	2022
Amounts due from related parties-short term
Nanjing Daqo Transformer	$—	$14
Others	—	4
Total	$—	$18

The balances due from related parties– long-term portion of continuing and discontinued operations are as follows:

	December 31,
	2021	2022
Amounts due from related parties-long term
Chongqing Daqo Tailai	$—	$9,588
Nanjing Daqo Electric	—	2,739
Zhenjiang Moeller	—	1,181
Zhenjiang Daqo Intelligent	—	793
Others	—	2,563
Total	$—	$16,864

The balances due to related parties – short-term portion of continuing operations are as follows:

	December 31,
	2021	2022
Amounts due to related parties – short term portion
Nanjing Daqo Transformer	$1,729	$3,429
Chongqing Daqo Tailai	2,085	80
Daqo New Material	4,673	4,161
Nanjing Daqo Electric	981	—
Jiangsu Daqo	612	4
Zhenjiang Electric	231	613
Others	504	130
Total	$10,815	$8,417

(3)	Related party transactions:

The material transactions with the Group's related parties were as follows:

	Transaction	Year Ended December 31,
Name of Related parties	Nature	2020	2021	2022
Daqo Group	Repayment of interest free loans	$11,597	$4,650	$—
Zhenjiang Daqo	Proceeds from interest free loans	4,349	—	—
	Repayment of interest free loans	4,349	—	—
Zhenjiang Daqo Intelligent	Purchase-Fixed assets	—	—	6,271
Daqo Solar	Proceeds from interest free loans	18,520	13,213	—
	Repayment of interest free loans	18,412	13,483	—
Nanjing Daqo Transformer	Purchase-fixed assets	40	12,913	29,874
	Purchase-raw material	—	—	39
	Repayment of interest free loans	8,131	—	—
Chongqing Daqo Tailai	Purchase-fixed assets	111	17,812	22,511
	Repayment of interest free loans	5,049	—	—
Jiangsu Daqo	Purchase-fixed assets	—	5,299	—
Nanjing Daqo Electric	Purchase-fixed assets	45	8,553	8,209
Zhenjiang Electric	Purchase-raw material	—	1,967	4,241
Zhenjiang Moeller	Purchase-fixed assets	—	—	9,331
Total	Purchase-fixed assets	$196	$44,577	$76,196
	Purchase-raw material	$—	$1,967	$4,280
	Proceeds from related parties loans	$22,869	$13,213	$—
	Repayment of related parties loans	$47,538	$18,133	$—

Note: The Group's transactions with related parties were carried out on an arm's-length basis.